General information (Details) $ in Thousands	Dec. 31, 2024 USD ($) vessel T	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Dead weight tonnage of dry bulk vessels (in dwt) | T	210,000
Number of vessels owned | vessel	12
Cash and cash equivalents	$ 19,369	$ 25,553
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Subsequent Event [Line Items]
Credit facility, remaining borrowing capacity	$ 10,000